Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
December
 31, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$137,926	$137,926

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$—	$—	$267,000	$267,000

Summary of Categories of Financial Instruments

	December 31, 2020	June 30, 2021
Financial assets

Financial assets at fair value through profit or loss
Derivative financial assets	$137,926	$—
Financial assets at amortized cost (1)	14,427,678	94,240,208
Financial liabilities

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	267,000	—
Financial liabilities at amortized cost (2)	24,228,678	18,623,894

1)	The balances include financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

2)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies
The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2020
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	458,878	0.7566	$347,187
GBP		£49,524	1.3651	£67,605
Financial liabilities

Monetary items
SGD	S$	(15,722,226)	0.7566	$(11,895,436)
GBP		£(184,320)	1.3651	(251,615)

	June 30, 2021
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	S$	2,480,688	0.7437	$1,844,888
Financial liabilities

Monetary items
SGD	S$	(15,581,025)	0.7437	$(11,587,608)

Sensitivity Analysis of Foreign Currency Risk

	For the six months ended June 30
	2020	2021
Profit or loss*
SGD	$(501,842)	$(487,150)
GBP	42,523	(8,840)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.